Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax assets	$ 92,658	$ 66,768
Less: Valuation allowance	(23,999)	(9,026)	$ (11,349)	$ (18,007)
Net deferred tax assets	68,659	57,742
Non-current tax liabilities	(9,772)	(11,111)
Total deferred tax liabilities	(9,772)	(11,111)
Total deferred tax	$ 58,887	$ 46,631